10-Q Notes payable - Schedule of maturities payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Future maturities
2026 (remaining nine months)	$ 35,382
2027	30,913	$ 498,296
2028	1,334	30,434
2029	501,228	676
2030 and thereafter	4,473
Total future principal maturities	$ 573,330	$ 554,723